OTHER CURRENT LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT LIABILITIES
	June 30, 2026	September 30, 2025
Payable to counterparty	$1,085,364	$-
Insurance premium financing payable	50,000	-
Total other current liabilities	$1,135,364	$-